RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party payables	$ 50,075	$ 36,250
SFL
Related Party Transaction [Line Items]
Related party payables	11,535	6,878
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party payables	1,867	2,226
Avance Gas
Related Party Transaction [Line Items]
Related party payables	951	334
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party payables	785	191
Golden Ocean
Related Party Transaction [Line Items]
Related party payables	7,229	6,016
TFG Marine
Related Party Transaction [Line Items]
Related party payables	27,619	20,605
Archer Limited
Related Party Transaction [Line Items]
Related party payables	9	0
Front Ocean Management
Related Party Transaction [Line Items]
Related party payables	76	0
Other related parties
Related Party Transaction [Line Items]
Related party payables	$ 4	$ 0